Deferred Charges, net	6 Months Ended
Jun. 30, 2023
Deferred Charges, net [Abstract]
Deferred Charges, net
4.	Deferred Charges, net:

The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2022	$2,621,145
Additions	1,136,017
Amortization	(894,799)
Transfer to Assets held for sale (Note 5(c))	(1,446,607)
Balance June 30, 2023	$1,415,756

During the six months ended June 30, 2023, the M/T Wonder Formosa, initiated and completed its scheduled dry-dock. As of June 30, 2023, the M/T Wonder Vega was undergoing its scheduled drydocking repairs.